Organization of The Company and Significant Accounting Policies: Fair Value of Financial Instruments Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Fair Value of Financial Instruments Policy

Fair value of financial instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2014 and 2013. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.